Use of Special Purpose Entities	9 Months Ended
Sep. 30, 2016
Use of Special Purpose Entities
Use of Special Purpose Entities

Note 22 – Use of Special Purpose Entities

Special purpose entities, or “SPEs”, are entities designed to fulfill a specific limited need of the entity that organizes it. SPEs are often used to facilitate transactions that involve securitizing financial assets. The objective of such transactions may include obtaining non-recourse financing, obtaining liquidity or refinancing the underlying securitized financial assets on more favorable terms than available on such assets on an un-securitized basis. Securitization involves transferring assets to an SPE to convert all or a portion of those assets into cash before they would have been realized in the normal course of business, through the SPE’s issuance of debt or equity instruments. Investors in an SPE usually have recourse only to the assets in the SPE and, depending on the overall structure of the transaction, may benefit from various forms of credit enhancement, such as over-collateralization in the form of excess assets in the SPE, priority with respect to receipt of cash flows relative to holders of other debt or equity instruments issued by the SPE, or a line of credit or other form of liquidity agreement that is designed with the objective of ensuring that investors receive principal and/or interest cash flow on the investment in accordance with the terms of their investment agreement.

Securitization transactions

Since 2011, the Company has engaged in seven securitization transactions. Under ASC 810, Consolidation, the Operating Partnership is required to consolidate, as a VIE, the SPE/trust that was created to facilitate the transactions and to which the underlying loans in connection with the securitization were transferred. See Note 3 for a discussion of our accounting policies applied to the consolidation of the VIE and transfer of the financial assets in connection with the securitization.

The loans in the securitization trust are comprised of performing, sub-performing and non-performing SBC loans.

On a quarterly basis, the Company completes an analysis to determine whether the VIE should be consolidated. As part of this analysis, the Company’s involvement in the creation of the VIE, including the design and purpose of the VIE and whether such involvement reflects a controlling financial interest that results in the Company being deemed the primary beneficiary of the VIE is considered. In determining whether the Company would be considered the primary beneficiary, the following factors are considered: (i) whether the Company has both the power to direct the activities that most significantly impact the economic performance of the VIE; and (ii) whether the Company has the right to receive benefits or the obligation absorb losses of the entity that could be potentially significant to the VIE. Based on the Company’s evaluation of these factors, including the Company’s involvement in the design of the VIE, it was determined that the Company is required to consolidate the VIE created to facilitate the securitization transaction.

For financial statement reporting purposes, since the underlying trust is consolidated, the securitization is effectively viewed as a financing of the loans that were securitized to enable the senior security to be created and sold to a third-party investor. As such, the senior security is presented on the consolidated balance sheets as securitized debt obligations of consolidated VIEs.  The third-party beneficial interest holders in the VIE have no recourse against the Company, except that the Company has an obligation to repurchase assets from the VIE in the event that certain representations and warranties in relation to the loans sold to the VIE are breached.  In the absence of such a breach, the Company has no obligation to provide any other explicit or implicit support to any VIE. As previously stated, the Company is not obligated to provide, nor has the Company provided, any financial support to these consolidated securitization vehicles.

As of September 30, 2016, the carrying value of the Company’s securitized assets was $543.9 million and $3.7 million, and is presented on the consolidated balance sheet as loans, held-for-investment and real estate acquired in settlement of loans, respectively. December 31, 2015, the carrying value of the Company’s securitized assets was $633.7 million and $5.3 million, and is presented on the consolidated balance sheet as loans, held-for-investment and real estate acquired in settlement of loans, respectively.

The securitization trust receives principal and interest on the underlying loans and distributes those payments to the certificate holders. The assets and other instruments held by the securitization trust are restricted in that they can only be used to fulfill the obligations of the securitization trust. The risks associated with the Company’s involvement with the VIE is limited to the risks and rights as a certificate holder of the securities retained by the Company.

The activities of the trust are substantially set forth in the securitization transaction documents, primarily the loan trust agreement, the trust agreement, the indenture and the securitization servicing agreement (collectively, the “Securitization Agreements”). Neither the trust nor any other entity may sell or replace any assets of the trust except in connection with: (i) certain loan defects or breaches of certain representations and warranties which have a material adverse effect on the value of the related assets; (ii) loan defaults; (iii) certain trust events of default or (iv) an optional termination of the trust, each as specifically permitted under the Securitization Agreements.

Securitized debt

The consolidation of the securitization transactions includes the sales of senior securities to third parties which are shown as securitized debt obligations securitized debt obligations of consolidated VIEs on the consolidated balance sheets. The following table presents additional information on the Company’s securitized debt obligations:

	September 30, 2016			December 31, 2015
	Current		Weighted	Current		Weighted
	Principal	Carrying	Average	Principal	Carrying	Average
(In Thousands)	Balance	value	Interest Rate	Balance	value	Interest Rate
Waterfall Victoria Mortgage Trust 2011-SBC2	25,307	25,307	5.2	28,651	28,651	5.2
Sutherland Commercial Mortgage Loans 2015-SBC4	44,795	43,569	4.0	75,470	73,656	4.0
ReadyCap Commercial Mortgage Trust 2014-1	93,725	93,083	3.4	112,368	110,945	3.3
ReadyCap Commercial Mortgage Trust 2015-2	156,150	150,493	4.1	164,701	158,345	4.1
ReadyCap Lending Small Business Trust 2015-1	62,878	62,364	2.1	90,581	89,925	1.7
Total	$382,855	$374,816	3.7%	$471,771	$461,522	3.4%

Repayment of our securitized debt will be dependent upon the cash flows generated by the loans in the securitization trust that collateralize such debt. The actual cash flows from the securitized loans are comprised of coupon interest, scheduled principal payments, prepayments and liquidations of the underlying loans. The actual term of the securitized debt may differ significantly from our estimate given that actual interest collections, mortgage prepayments and/or losses on liquidation of mortgages may differ significantly from those expected.

VIE impact on consolidated financial statements

The following table reflects the assets and liabilities recorded on the consolidated balance sheets:

(In Thousands)	September 30, 2016	December 31, 2015
Assets:
Cash and cash equivalents	$77	$26
Restricted cash	904	1,362
Loans, held-for-investment	543,857	633,720
Real estate acquired in settlement of loans	3,734	5,257
Accrued interest	2,252	2,557
Due from servicers	3,508	6,121
Total assets	554,332	649,043
Liabilities:
Securitized debt obligations of consolidated VIEs	374,816	461,522
Accounts payable and other accrued liabilities	844	996
Total liabilities	375,660	462,518
Equity	$178,672	$186,525

The following table reflects the income and expense amounts recorded on our consolidated statements of income related to our consolidated VIEs for the periods the Company operated under operating company accounting.

	Three Months Ended September 30,		Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Interest income
Loans, held-for-investment	$11,704	$15,462	$41,034	$29,106
Total interest income	11,704	15,462	41,034	29,106
Interest expense
Securitized debt obligations	(4,233)	(2,996)	(13,174)	(7,261)
Total interest expense	(4,233)	(2,996)	(13,174)	(7,261)
Net interest income before provision for loan losses	7,471	12,466	27,860	21,845
Provision for loan losses	(681)	(479)	(1,966)	(1,597)
Net interest income after provision for loan losses	6,790	11,987	25,894	20,248
Other income (expense)
Other income	20	91	21	384
Loan servicing expense	(775)	(512)	(2,503)	(865)
Professional fees	—	(1)	(43)	(1)
Operating expenses	(34)	(75)	(475)	(244)
Total other income (expense)	(789)	(497)	(3,000)	(726)
Realized gain (loss)
Loans, held-for-investment	(11)	480	294	79
Real estate acquired in settlement of loans	—	(54)	(157)	(103)
Securitized debt obligations	(60)	(61)	(202)	(61)
Total realized gain	(71)	365	(65)	(85)
Net Income (loss)	$5,930	$11,855	$22,829	$19,437